Advisor Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

September 12, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Advisor Managed Portfolios (the “Trust”)
File No. 333-273239

To the Commission:

On behalf of the Trust, transmitted herewith for filing is Pre-Effective Amendment No. 1 (the “Amendment”) to the Trust’s registration statement on Form N-14 (the “Registration Statement”). The Registration Statement was originally filed on July 13, 2023 (SEC Accession No. 0000894189-23-004725). The Trust is filing the Amendment to incorporate responses to comments the Trust received from the staff of the U.S. Securities and Exchange Commission.

The Trust respectfully requests that the Registration Statement become effective on September 13, 2023, or as soon as practicable thereafter, pursuant to a request for acceleration that will be filed separately via EDGAR.

The Trust will not sell shares of the Soundwatch Hedged Equity ETF or the Soundwatch Covered Call ETF, a separate series of the Trust that is included in a combined registration statement on Form N-1A with the Soundwatch Hedged Equity Fund, until the Registration Statement is effective and the reorganization contemplated thereunder has been consummated.

If you have any questions regarding this filing, please contact the undersigned at scott.resnick@usbank.com.

Sincerely,

/s/ Scott Resnick
Scott Resnick
Secretary
Trust for Advised Portfolios

Enclosures